Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Compensation Related Costs [Abstract]
Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2024	December 31, 2023	December 31, 2022
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	n/a
Expected market price volatility	65.31 - 140.47%	73.19%	n/a
Average remaining expected life of stock options on F Shares (years)	7	6.19	n/a
Average remaining expected life of stock options on ordinary Shares (years)	6.96	n/a	n/a

Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2024 and 2023.

Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—

	Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	—	—
Granted	77	6.39
Vested	77	6.39
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2024 and 2023.

Options on Ordinary shares	Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	-	-	-	-
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	-	-	-	-
Granted	245,165	0.01	-	-
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313

Options on F shares	F-Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	77	0.05	-	-
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	23	0.05	-	-
Exercised or converted	(100)	0.05	-	118
Outstanding as at December 31, 2024	—	—	—	—
Of which vested	-	-	-	-

Stock-Based Compensation - Schedule of Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD’000	2024	2023	2022
In relation to the Ordinary Share Option Plan	148	-	-
In relation to the F Share Option Plan	-	-	-
Total	148	-	-

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD’000	2024	2023	2022
Research & development expenses	-	-	-
Selling & marketing expenses	-	-	-
General & administrative expenses	148	-	-
Total	148	-	-